Income Taxes (Tables)	12 Months Ended
Dec. 31, 2013
Income Tax Disclosure [Abstract]
Schedule of Income before Income Tax, Domestic and Foreign
Income taxes have been based on the following components of earnings from continuing operations before income taxes and equity in earnings (loss) of unconsolidated entities for the years ended December 31, 2013, 2012 and 2011:

	2013	2012	2011
U.S.	$83.0	$69.1	$41.8
Foreign	(26.3)	(46.6)	(26.9)
Total	$56.7	$22.5	$14.9

Schedule of Components of Income Tax Expense (Benefit)
The components of income tax expense (benefit) consists of the following for the years ended December 31, 2013, 2012 and 2011:

	2013	2012	2011
Federal:
Current	$24.9	$(23.2)	$(15.2)
Deferred	(7.8)	(4.2)	24.6
State:
Current	5.6	3.0	0.2
Deferred	(1.4)	(6.6)	9.2
Foreign:
Current	3.9	2.3	4.5
Deferred	(1.9)	(2.8)	2.7
Total income tax expense (benefit)	$23.3	$(31.5)	$26.0

Schedule of Effective Income Tax Rate Reconciliation
The following table outlines the reconciliation of differences between the Federal statutory tax rate and the Company's effective tax rate for the years ended December 31, 2013, 2012 and 2011:

	2013	2012	2011
Federal statutory rate	35.0%	35.0%	35.0%
Foreign rate differential	6.0	19.2	21.0
State taxes, net of federal benefit	4.3	3.6	12.4
Nondeductible transaction costs	0.3	3.0	5.2
Expiration of deferred tax assets	—	—	18.3
Adjustment to valuation allowances	13.7	(3.7)	48.0
Adjustment of deferred tax liabilities	(1.8)	(14.0)	52.6
Loss from foreign branches	(5.8)	(30.8)	(54.3)
Domestic production activity deduction	(6.0)	(3.4)	—
Adjustment of uncertain tax positions(1)	1.9	(145.4)	19.1
Other	(6.5)	(3.6)	17.2
Effective income tax rate	41.1%	(140.1)%	174.5%

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(1)	During 2012, the Company settled pre-acquisition World Color Press income tax examinations with the Internal Revenue Service ("IRS") resulting in a $30.0 million income tax benefit.

Schedule of Deferred Tax Assets and Liabilities
The significant deferred tax assets and liabilities as of December 31, 2013 and 2012, were as follows:

	2013	2012
Deferred tax assets:
Accrued liabilities	$28.9	$31.4
Accrued compensation	36.6	31.9
Allowance for doubtful accounts	19.8	20.3
Interest limitation	153.6	154.0
Pension, postretirement and workers compensation benefits	80.0	153.9
Net operating loss and other tax carry forwards	152.3	172.1
Other	24.7	26.4

Total deferred tax assets	495.9	590.0
Valuation allowance(1)	(151.5)	(174.0)

Net deferred tax assets	$344.4	$416.0

Deferred tax liabilities:
Property, plant and equipment	$(362.5)	$(379.9)
Goodwill and intangible assets	(67.4)	(83.1)
Investment in U.S. subsidiaries	(245.1)	(243.5)
Other	(16.5)	(17.7)

Total deferred tax liabilities	(691.5)	(724.2)

Net deferred tax liabilities	$(347.1)	$(308.2)
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(1)
As a result of the sale of the Company's two wholly-owned Brazilian subsidiaries as discussed in Note 11, "Equity Method Investments in Unconsolidated Entities," the Company reduced the valuation allowance by $21.3 million (such amount was previously established against the subsidiaries' deferred tax assets that were not expected to be realized).

The net deferred tax assets (liabilities) above are classified on the consolidated balance sheets at December 31, 2013 and 2012 as follows:

	2013	2012
Current net deferred tax asset	$48.1	$55.7
Non-current net deferred tax liability	(395.2)	(363.9)
Total	$(347.1)	$(308.2)

Summary of Income Tax Contingencies
The following table summarizes the activity of the Company's liability for unrecognized tax benefits at December 31, 2013, 2012 and 2011:

	2013	2012	2011
Balance at beginning of period	$46.5	$106.0	$129.7
Additions due to acquisitions	—	22.9	0.3
Additions for tax positions of the current year	0.1	—	—
Additions for tax positions of prior years	0.7	15.2	5.4
Reductions for tax positions of prior years	(0.5)	(76.3)	(1.4)
Settlements during the period	(2.1)	(7.8)	(1.4)
Lapses of applicable statutes of limitations	(0.2)	(13.5)	(1.2)
Reclassify Canadian uncertain tax positions to discontinued operations	—	—	(25.4)
Balance at end of period	$44.5	$46.5	$106.0